UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21912

                OLD MUTUAL EMERGING MANAGERS MASTER FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

Item 1.   Schedule of Investments

OLD MUTUAL EMERGING MANAGERS MASTER FUND, L.L.C.

QUARTERLY FINANCIAL STATEMENTS (UNAUDITED)
DECEMBER 31, 2007

OLD MUTUAL EMERGING MANAGERS MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Capital Structure Arbitrage                      12.3%

Commodity Trading Advisor                        10.3%

Equity Long Bias                                  9.5%

Equity Market Neutral                             6.7%

Equity Variable Bias                             30.1%

Event Driven                                     31.1%

Registered Investment Company                     0.0%

                                                                                      %* OF
                                                                                     MEMBERS'
PORTFOLIO FUND                                              COST          VALUE      CAPITAL    LIQUIDITY
----------------------------------------------------------------------------------------------------------
CAPITAL STRUCTURE ARBITRAGE:
Linden Investors, L.P.                                   $   685,714   $   722,759      6.17%   Quarterly
Tenor Opportunity Fund, L.P.                                 685,714       741,709      6.33%   Quarterly
                                                         ------------------------------------
   TOTAL CAPITAL STRUCTURE ARBITRAGE                       1,371,428     1,464,468     12.50%
                                                         ------------------------------------

COMMODITY TRADING ADVISOR:
Renaissance Institutional Futures Fund, LLC                  350,588       362,510      3.09%    Monthly
Sumatra Futures Fund, L.P.                                   685,714       859,693      7.34%   Quarterly
                                                         ------------------------------------
   TOTAL COMMODITY TRADING ADVISOR                         1,036,302     1,222,203     10.43%
                                                         ------------------------------------

EQUITY LONG BIAS:
Quadrangle Equity Investors, L.P.                            685,714       791,049      6.75%   Quarterly
Renaissance Institutional Equities Fund, LLC                 340,712       340,794      2.91%    Monthly
                                                         ------------------------------------
   TOTAL EQUITY LONG BIAS                                  1,026,426     1,131,843      9.66%
                                                         ------------------------------------

EQUITY MARKET NEUTRAL:
The Black Mesa Fund                                          685,714       791,276      6.75%    Monthly
                                                         ------------------------------------
   TOTAL EQUITY MARKET NEUTRAL                               685,714       791,276      6.75%
                                                         ------------------------------------

OLD MUTUAL EMERGING MANAGERS MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                      %* OF
                                                                                     MEMBERS'
PORTFOLIO FUND                                              COST          VALUE      CAPITAL    LIQUIDITY
----------------------------------------------------------------------------------------------------------
EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                         $   685,714   $   770,835      6.58%    Monthly
Cedar Hill Capital Partners Onshore, L.P.                    685,714     2,008,735     17.14%   Quarterly
Rosen Real Estate Securities Value Fund II, L.P.             685,714       796,115      6.79%   Quarterly
                                                         ------------------------------------
   TOTAL EQUITY VARIABLE BIAS                              2,057,142     3,575,685     30.51%
                                                         ------------------------------------

EVENT DRIVEN:
Claren Road Credit Partners, L.P.                            685,714       763,986      6.52%   Quarterly
GoldenTree Partners, L.P.                                    685,714       732,258      6.25%   Quarterly
Greywolf Capital Partner II, L.P.                            685,714       762,070      6.50%    Annually
Jefferies Buckeye Fund, LLC                                  685,714       709,113      6.05%   Quarterly
Octavian Global Fund, L.P.                                   685,714       718,022      6.13%   Quarterly
                                                         ------------------------------------
   TOTAL EVENT DRIVEN                                      3,428,570     3,685,449     31.45%
                                                         ------------------------------------

REGISTERED INVESTMENT COMPANY:
SEI Daily Income Trust Treasury
  Money Market Fund, Class A, 5.200%**                           228           228      0.00%     Daily
                                                         ------------------------------------
   TOTAL REGISTERED INVESTMENT COMPANY                           228           228      0.00%
                                                         ------------------------------------

   TOTAL PORTFOLIO FUNDS                                 $ 9,605,810   $11,871,152    101.30%
                                                         ====================================

 *    Percentages are based on Members' Capital at end of period of 11,719,489.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

      As of December 31, 2007, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $9,605,810. Net unrealized appreciation on investments for tax purposes was $2,265,342 consisting of $2,265,342 of gross unrealized appreciation and $0 of gross unrealized depreciation.

      The investments in Portfolio Funds shown above, representing 101.30% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Managers.

OLD MUTUAL EMERGING MANAGERS MASTER FUND, L.L.C.
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

VALUATION

The net asset value of the Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Fund Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Fund Board.

To the extent the Fund invests in money market instruments, the Fund will generally value such portfolio securities at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Old Mutual Emerging Managers Master Fund, L.L.C.

By (Signature and Title)*       /s/ Kevin Hunt
                                --------------
                                Kevin Hunt, President & CEO

Date February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kevin Hunt
                                --------------
                                Kevin Hunt, President & CEO

Date February 29, 2008

By (Signature and Title)*       /s/ Ross Weissman
                                -----------------
                                Ross Weissman, Treasurer and CFO

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.